MERRILL LYNCH
                                                              GLOBAL SMALLCAP
                                                              FUND, INC.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance


                                                              Quarterly Report
                                                              September 30, 1998

                    MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.

Worldwide
Investments
As of 9/30/98

                                                 Country           Percent of
Ten Largest Equity Holdings                     of Origin          Net Assets

Sunrise Assisted Living, Inc. ................  United States         2.0%
Priority Healthcare Corporation
  (Class B) ..................................  United States         1.8
PSS World Medical, Inc. ......................  United States         1.8
Roland Corporation ...........................  Japan                 1.5
IDG Books Worldwide, Inc. (Class A) ..........  United States         1.2
Four Seasons Hotels Ltd. .....................  Canada                1.1
Grands Magasins Jemoli Holding AG ............  Switzerland           1.1
Sanyo Coca-Cola Bottling Co., Ltd. ...........  Japan                 1.1
Falck A/S ....................................  Denmark               1.1
American National Insurance Co. ..............  United States         1.1

                                                                   Percent of
Ten Largest Industries                                             Net Assets

Computer Software & Systems ..................                        8.2
Healthcare--Products & Services ..............                        7.8
Media & Related ..............................                        5.2
Engineering & Construction ...................                        5.1
Banking & Finance ............................                        4.9
Insurance ....................................                        2.8
Retail .......................................                        2.5
Energy .......................................                        2.2
Financial Services ...........................                        1.9
Healthcare & Medical .........................                        1.7

                    Merrill Lynch Global SmallCap Fund, Inc., September 30, 1998

DEAR SHAREHOLDER

For the quarter ended September 30, 1998, the price performance of the unmanaged benchmark Morgan Stanley Capital International (MSCI) Developed Market Small Cap Index was -20.70% in US dollar terms. (References to securities markets of all countries in this letter to shareholders correspond to those countries' market weightings in the MSCI Developed Market Small Cap Index and are for the three-month period ended September 30, 1998.) North American equity markets continued to be weak on concerns about global growth and the health of the financial system. Small-capitalization issues in the United States continued to lag large-capitalization stocks during the quarter ended September 30, 1998. The European, Scandinavian and UK markets also ended sharply lower for the September quarter. The best-performing market was Belgium, with a drop of 13.1%, while the weakest markets were Finland, Norway and Sweden. The Pacific Basin continued to lag, with Japan failing to provide economic leadership for stabilizing the region after it was hit by the currency crisis. Hong Kong and Singapore declined 13.5% and 22.0%, respectively, as high local interest rates, domestic recessions and fears of currency weakness resulted in sharply lower earnings expectations and a higher risk premium for equity investors. The Japanese market fell 14.9% as the country sank deeper into recession, and there seemed to be no political will to either tackle the long-standing banking problems or provide fiscal stimulus to revive the economy. Emerging markets in Europe and Latin America fell as investors became cautious about the spread of the economic crisis, which began in Asia. Russia's devaluation and debt default surprised investors, and contagion effects pushed the Latin markets down.

In June, the Fund's benchmark was changed from the unmanaged Salomon Smith Barney Extended Market Index (SEMI) to the unmanaged MSCI Developed Market Small Cap Index. We believe that the new benchmark provides a better representation of the small cap universe because it targets industry coverage. In addition, MSCI data is more easily accessible, making it possible to incorporate benchmark tracking into the daily operations of the Fund.

During the September quarter, the Fund's performance was in line with the unmanaged MSCI Developed Market Small Cap Index. For the three months ended September 30, 1998, total returns for Merrill Lynch Global SmallCap Fund, Inc.'s Class A, Class B, Class C and Class D Shares were -20.21%, -20.47%, -20.43% and -20.30%, respectively. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

Detrimental to performance were the Fund's overweighted positions in emerging markets, the Netherlands and France. Stock selection in the emerging markets, France and the United Kingdom also reduced returns. Beneficial to Fund performance were the Fund's large cash position (30.7% of net assets at the end of September), as well as its underweighted positions in the United States and Japan. Overweighted positions and stock selection in Germany, Switzerland and Sweden also enhanced Fund performance relative to the benchmark.

In the United States, the Fund's overweighted positions in technology stocks and underweighted positions in the energy sector reduced returns relative to the benchmark. Technology stocks were weak during the September quarter as a result of continued concerns about slow ing demand and competitive pricing from Southeast Asian manufacturers. In Europe, overweighted retail and technology positions produced positive returns, while overweighted positions in the industrial sector reduced returns as compared to the benchmark. In Japan, the Fund's overweighted position in consumer goods also produced positive returns relative to the benchmark.

Portfolio Matters and Investment Strategy

We expect benign interest rate environments in the major economies to support the valuations and performance of equity markets, provided that corporate earnings do not collapse. Small-capitalization stock performance continues to be constrained by the risk of earnings deceleration of large-capitalization stocks and the liquidity premium and perceived safety in large-capitalization companies. Recently, some of the US and European large-capitalization stocks have collapsed while stocks in the Asia/Pacific region, including small-capitalization stocks, declined at a slower rate. We believe that this is because substantial selling had already occurred in small-capitalization stocks and in the Asia/Pacific region. However, until earnings downgrades slow and the fears of bank credit exposure to the emerging markets and hedge funds are clarified, we do not believe there will be much impetus for a sustainable small-capitalization market rally.

In the United States, we will continue to overweight the software technology sector, although we are looking to upgrade holdings. Several technology and financial stocks have declined recently, and many appear even more attractive based on valuation and fundamental measures.

Our European country exposure is in line with the MSCI Developed Market Small Cap Index, except for the United Kingdom, where we are underweighted. We will continue to shift assets from the software and services sectors to the healthcare and financial sectors, while avoiding cyclicals because of continued earnings downgrades.

In the Pacific Basin, we are assessing potential buy candidates with strong balance sheets that may be beneficiaries of lower interest costs resulting from the global declining interest rate environment. Although Asian markets have not dropped as sharply as Western markets, our low exposure to the region has helped us to preserve capital for our shareholders. There have been several positive developments emerging from Asia. At the security level, we are finding good companies selling at close to their asset values. On the political front, governments are progressing toward restructuring economies. Finally, the cash levels in mutual funds that are invested in Asia are believed to be high. However, we believe the Asian debt restructuring problem to be long term, with further earnings downgrades and general uncertainty to remain an overhang to this region.

In Conclusion

For investors with a long-term focus, we believe there are good opportunities in small company stocks globally. We believe a unified Europe will provide continued impetus for earnings growth for many small companies. In the US market, small stocks are the most attractive sector in terms of valuation and earnings growth prospects in recent history. We believe the Pacific Basin will continue to encounter short-term adjustments, but the long-term fundamentals are in place for sustained equity growth.

We thank you for your continued interest in Merrill Lynch Global SmallCap Fund, Inc., and we look forward to reviewing our strategy with you in our upcoming semi-annual report to shareholders.

Sincerely,

/s/ Arthur Zeikel

Arthur Zeikel
President

/s/ Kenneth Chiang

Kenneth Chiang
Senior Vice President and
Senior Portfolio Manager

November 4, 1998


                                     2 & 3

                    Merrill Lynch Global SmallCap Fund, Inc., September 30, 1998

PERFORMANCE DATA

About Fund
Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results*

                                                   12 Month        3 Month     Since Inception
                                                 Total Return   Total Return    Total Return
==============================================================================================
ML Global SmallCap Fund, Inc. Class A Shares       -25.29%        -20.21%       -10.31%
----------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class B Shares       -26.12         -20.47        -15.69
----------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class C Shares       -26.10         -20.43        -14.03
----------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class D Shares       -25.52         -20.30        -12.86
==============================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception periods are Class A Shares & Class CShares, from 10/21/94 to 9/30/98 and Class B Shares & Class D Shares, from 8/05/94 to 9/30/98.

Average Annual
Total Return

                                                % Return Without  % Return With
                                                   Sales Charge   Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 9/30/98                                   -25.29%        -29.21%
--------------------------------------------------------------------------------
Inception (10/21/94) through 9/30/98                 - 2.72         - 4.04
--------------------------------------------------------------------------------
*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

                                                     % Return      % Return
                                                   Without CDSC   With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 9/30/98                                   -26.12%        -28.94%
--------------------------------------------------------------------------------
Inception (8/5/94) through 9/30/98                   -  4.03        -  4.03
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                     % Return       % Return
                                                   Without CDSC    With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 9/30/98                                   -26.10%        -26.81%
--------------------------------------------------------------------------------
Inception (10/21/94) through 9/30/98                 -  3.76        -  3.76
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                % Return Without  % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 9/30/98                                -25.52%          -29.43%
--------------------------------------------------------------------------------
Inception (8/5/94) through 9/30/98                -  3.26          -  4.51
--------------------------------------------------------------------------------
*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                              Shares                                                                     Percent of
EUROPE           Industries                    Held                  Investments                 Cost          Value     Net Assets
====================================================================================================================================
Denmark          Engineering & Construction     7,800   Falck A/S                            $   393,022   $   546,399       1.1%
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Denmark             393,022       546,399       1.1
====================================================================================================================================
Finland          Diversified Manufacturing      2,066   Fiskars OYJ AB (Class A)                 106,683       277,768       0.5
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Finland             106,683       277,768       0.5
====================================================================================================================================
France           Chemicals                      3,832   Compagnie Plastic Omnium S.A.            489,696       378,072       0.7
                 -------------------------------------------------------------------------------------------------------------------
                 Electronics &                  1,291   Altran Technologies S.A.                 107,807       234,706       0.4
                 Electrical Equipment           4,814   Compagnie des Signaux S.A.               250,106       258,092       0.5
                                                                                             -----------   -----------     -----
                                                                                                 357,913       492,798       0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Financial Services               862   Societe EuraFrance S.A.                  260,859       420,158       0.8
                 -------------------------------------------------------------------------------------------------------------------
                 Healthcare & Medical          20,370   LVL Medical S.A.                         474,090       262,575       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Information Processing         2,983   GFI Informatique                         337,769       296,437       0.6
                 -------------------------------------------------------------------------------------------------------------------
                 Restaurants                    3,000   Leon de Bruxelles S.A.                   238,620       243,479       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Retail                         2,562   Guilbert S.A.                            400,987       316,308       0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in France            2,559,934     2,409,827       4.6
====================================================================================================================================
Germany          Healthcare & Medical           1,958   Fresenius AG (Preferred)                 387,399       337,667       0.7
                                                2,920   Rhoen Klinikum AG                        271,722       267,521       0.5
                                                                                             -----------   -----------     -----
                                                                                                 659,121        605,188      1.2
                 -------------------------------------------------------------------------------------------------------------------
                 Machine Tools & Machinery      9,090   Walter AG                                267,472       337,473       0.6
                 -------------------------------------------------------------------------------------------------------------------
                 Machinery & Equipment          1,007   Jungheinrich AG (Preferred)              204,236       148,337       0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Media & Related                1,306   EM.TV & Merchandising AG                 202,496       437,940       0.8
                 -------------------------------------------------------------------------------------------------------------------
                 Steel                          6,833   Kloeckner Werke AG                       615,477       347,787       0.7
                 -------------------------------------------------------------------------------------------------------------------
                 Textiles & Apparel             3,157   Escada AG (Preferred)                    524,402       406,440       0.8
                 -------------------------------------------------------------------------------------------------------------------
                 Transportation                31,680   Koegel Fahrzeugwerke AG (Preferred)      409,978       540,647       1.0
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Germany           2,883,182     2,823,812       5.4
====================================================================================================================================


                                     4 & 5

                    Merrill Lynch Global SmallCap Fund, Inc., September 30, 1998

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

EUROPE                                        Shares                                                                     Percent of
(concluded)      Industries                    Held                  Investments                 Cost          Value     Net Assets
====================================================================================================================================
Italy            Banking & Finance             12,000   Banca Popolare di Bergamo Credito
                                                        Varesino S.p.A.                      $   253,121   $   242,905       0.5%
                 -------------------------------------------------------------------------------------------------------------------
                 Textiles & Apparel            54,500   Societa Italiana Manufatti
                                                        (SIMINT) S.p.A.                          476,020       392,466       0.7
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Italy               729,141       635,371       1.2
====================================================================================================================================
Netherlands      Computer Software &           29,384   ICT Automatisering NV                    284,666       537,883       1.0
                 Systems
                 -------------------------------------------------------------------------------------------------------------------
                 Financial Services            12,626   Internatio-Mueller NV                    291,895       301,464       0.6
                 -------------------------------------------------------------------------------------------------------------------
                 Manufacturing                 11,955   DOCdata NV                               174,393       202,982       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Media & Related               21,430   Wegener Arcade NV                        456,475       420,709       0.8
                 -------------------------------------------------------------------------------------------------------------------
                 Petroleum Equipment           10,857   Koninklijke Pakhoed NV                   419,795       244,825       0.5
                 & Services
                 -------------------------------------------------------------------------------------------------------------------
                 Telecommunications &           7,799   Twentsche Kabel Holding NV               309,938       240,007       0.5
                 Equipment
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in the
                                                        Netherlands                            1,937,162     1,947,870       3.8
====================================================================================================================================
Norway           Computer Software             47,653   Merkantildata ASA                        294,082       363,862       0.7
                 & Systems
                 -------------------------------------------------------------------------------------------------------------------
                 Computer Technology          108,500   Agresso Group ASA                        487,587       293,263       0.6
                 -------------------------------------------------------------------------------------------------------------------
                 Media & Related               16,244   Schibsted ASA                            337,559       201,966       0.4
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Norway            1,119,228       859,091       1.7
====================================================================================================================================
Spain            Engineering & Construction     6,458   Abengoa, S.A.                            154,600       124,796       0.2
                 -------------------------------------------------------------------------------------------------------------------
                 Machinery                      3,042   Azkoyen, S.A.                            390,077       391,894       0.8
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Spain               544,677       516,690       1.0
====================================================================================================================================
Sweden           Diversified                    7,400   Grupen Mandator AB                       164,270       255,140       0.5
                                               11,900   Kinnevik AB (B Shares) (Rights)           56,439        50,907       0.1
                                                                                             -----------   -----------     -----
                                                                                                 220,709       306,047       0.6
                 -------------------------------------------------------------------------------------------------------------------
                 Engineering & Construction    17,546   Svedala Industri AB                      230,417       268,870       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Forest Products/             472,500   Rottneros Bruks AB Free                  729,456       217,214       0.4
                 Paper & Packaging
                 -------------------------------------------------------------------------------------------------------------------
                 Hotels                         9,395   Scandic Hotels AB                        170,526       298,730       0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Sweden            1,351,108     1,090,861       2.1
====================================================================================================================================
Switzerland      Advertising                    1,620   Edipresse S.A. (Bearer)                  351,247       398,006       0.8
                 -------------------------------------------------------------------------------------------------------------------
                 Banking & Finance              1,715   Banque Cantonale de Geneve               540,989       408,953       0.8
                 -------------------------------------------------------------------------------------------------------------------
                 Electronics & Electrical          40   Kudelski S.A.                            186,667       375,750       0.7
                 Equipment
                 -------------------------------------------------------------------------------------------------------------------
                 Retail                           480   Grands Magasins Jemoli Holding AG        254,092       558,422       1.1
                                                2,040   Selecta Group (The)                      405,088       439,280       0.8
                                                                                             -----------   -----------     -----
                                                                                                 659,180       997,702       1.9
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Switzerland       1,738,083     2,180,411       4.2
====================================================================================================================================
United Kingdom   Computer Software &           73,000   Micro Focus Group PLC                    747,180       359,424       0.7
                 Systems                       94,118   Skillsgroup PLC                          295,621       371,919       0.7
                                                                                             -----------   -----------     -----
                                                                                               1,042,801       731,343       1.4
                 -------------------------------------------------------------------------------------------------------------------
                 Computer Technology           25,524   Misys PLC                                 51,018       224,907       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Electronics                   48,028   Johnson Matthey PLC                      518,113       255,226       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Energy                        57,553   Expro International Group PLC            476,994       268,712       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Engineering & Construction   136,400   Ashtead Group PLC                        415,934       342,738       0.7
                                               52,946   Jarvis PLC                               374,312       438,672       0.9
                                               34,168   Select Appointments Holdings PLC         333,086       310,936       0.6
                                               26,000   WS Atkins PLC                            236,635       282,514       0.5
                                                                                             -----------   -----------     -----
                                                                                               1,359,967     1,374,860       2.7
                 -------------------------------------------------------------------------------------------------------------------
                 Food Processing               59,608   Greencore Group PLC                      299,101       222,645       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Insurance                     66,000   Independent Insurance Group PLC          289,689       303,669       0.6
                 -------------------------------------------------------------------------------------------------------------------
                 Multi-Industry                27,165   Bodycote International PLC               478,643       329,763       0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in the
                                                        United Kingdom                         4,516,326     3,711,125       7.1
====================================================================================================================================
                                                        Total Investments in Europe           17,878,546    16,999,225      32.7
====================================================================================================================================
LATIN
AMERICA
====================================================================================================================================
Mexico           Engineering & Construction   242,450   Grupo Profesional Planeacion
                                                        y Proyectos, S.A. de C.V.
                                                        (Class B)                              1,079,551       332,952       0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Latin America     1,079,551       332,952       0.6
====================================================================================================================================
NORTH
AMERICA
====================================================================================================================================
Canada           Hotels                        27,384   Four Seasons Hotels Ltd.                 319,909       559,956       1.1
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Canada              319,909       559,956       1.1
====================================================================================================================================
United States    Aerospace Technology          11,000   Triumph Group, Inc.                      341,310       327,250       0.6
                 -------------------------------------------------------------------------------------------------------------------
                 Banking & Finance             10,000   Bank United Corp. (Class A)              374,598       355,000       0.7
                                               14,882   Charter One Financial, Inc.              117,313       366,469       0.7
                                               15,000   Commercial Federal Corp.                 354,332       353,437       0.7
                                               15,000   Golden State Bancorp Inc.                274,650       299,062       0.5
                                               10,000   GreenPoint Financial Corp.               328,926       318,750       0.6
                                               14,000   Independence Community Bank Corp.        180,562       196,000       0.4
                                                                                             -----------   -----------     -----
                                                                                               1,630,381     1,888,718       3.6
                 -------------------------------------------------------------------------------------------------------------------
                 Building Materials             9,800   Giant Cement Holding, Inc.               138,238       198,450       0.4
                 -------------------------------------------------------------------------------------------------------------------


                                     6 & 7

                    Merrill Lynch Global SmallCap Fund, Inc., September 30, 1998

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

NORTH AMERICA                                 Shares                                                                     Percent of
(concluded)      Industries                    Held                  Investments                 Cost          Value     Net Assets
====================================================================================================================================
Unito States     Computer Software             41,300   Ardent Software, Inc.                $   289,905   $   508,506       1.0%
(concluded)      & Systems                     41,300   Giga Information Group, Inc.             520,000       165,200       0.3
                                               19,400   Information Resources, Inc.              349,924       250,988       0.5
                                                9,000   Iron Mountain Inc.                       232,500       261,000       0.5
                                                5,000   Learning Company, Inc. (The)              96,336        99,062       0.2
                                                4,300   National Data Corporation                151,861       132,763       0.3
                                               29,800   Phoenix Technologies Ltd.                396,580       167,625       0.3
                                               11,900   Platinum Technology, Inc.                293,906       214,200       0.4
                                               31,600   Rational Software Corporation            417,844       529,300       1.0
                                                3,963   Sterling Commerce, Inc.                   56,142       137,219       0.2
                                                9,000   Visio Corp.                              229,500       216,000       0.4
                                                                                             -----------   -----------     -----
                                                                                               3,034,498     2,681,863       5.1
                 -------------------------------------------------------------------------------------------------------------------
                 Electronics                   30,000   Gentex Corporation                       390,000       446,250       0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Energy                        18,300   Brown (Tom), Inc.                        210,967       224,175       0.4
                                                7,600   Forcenergy Inc.                          173,319        44,175       0.1
                                               12,100   Louis Dreyfus Natural Gas Corp.          213,955       175,450       0.4
                                               22,000   Plains Resources Inc.                    137,500       371,250       0.7
                                               15,500   TransTexas Gas Corp.                     170,500        53,281       0.1
                                                                                             -----------   -----------     -----
                                                                                                 906,241       868,331       1.7
                 -------------------------------------------------------------------------------------------------------------------
                 Entertainment                 21,000   Dover Downs Entertainment, Inc.          309,904       265,125       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Financial Services            18,000   DVI, Inc.                                442,714       264,375       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Healthcare--                  38,100   HCIA Inc.                                475,085       214,312       0.4
                 Products & Services           10,000   Invacare Corp.                           258,906       235,000       0.5
                                               16,700   Magellan Health Services, Inc.           486,659       180,569       0.3
                                               50,000   PSS World Medical, Inc.                  742,190       925,000       1.8
                                               45,000   Priority Healthcare Corporation
                                                        (Class B)                                945,938       956,250       1.8
                                               46,800   Ramsay Health Care, Inc.                 287,902        49,725       0.1
                                               30,000   Sunrise Assisted Living, Inc.          1,047,657     1,029,375       2.0
                                               15,000   Trigon Healthcare, Inc.                  503,400       465,000       0.9
                                                                                             -----------   -----------     -----
                                                                                               4,747,737     4,055,231       7.8
                 -------------------------------------------------------------------------------------------------------------------
                 Industrial Components         15,525   BHA Group Inc. (Class A)                 198,583       182,419       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Insurance                      6,600   American National Insurance Co.          570,555       545,325       1.1
                                                5,000   AmerUs Life Holdings Inc. (Class A)      164,375       109,687       0.2
                                               20,000   Gryphon Holdings, Inc.                   307,500       270,000       0.5
                                               11,600   HCC Insurance Holdings, Inc.             202,496       224,750       0.4
                                                                                             -----------   -----------     -----
                                                                                               1,244,926     1,149,762       2.2
                 -------------------------------------------------------------------------------------------------------------------
                 Media & Related               15,000   ADVO, Inc.                               436,050       366,562       0.7
                                               60,000   IDG Books Worldwide, Inc. (Class A)      964,528       637,500       1.2
                                               53,000   SITEL Corporation                        474,296       162,313       0.3
                                                                                             -----------   -----------     -----
                                                                                               1,874,874     1,166,375       2.2
                 -------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals                6,000   Biomatrix, Inc.                          164,374       234,000       0.4
                                               11,900   COR Therapeutics, Inc.                   132,024        89,994       0.2
                                                8,800   Scios, Inc.                               64,850        48,400       0.1
                                                                                             -----------   -----------     -----
                                                                                                 361,248       372,394       0.7
                 -------------------------------------------------------------------------------------------------------------------
                 Restaurants                   43,100   Au Bon Pain Company, Inc. (Class A)      349,835       261,294       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Telecommunications &          44,200   Metromedia International Group, Inc.     503,928       171,275       0.3
                 Equipment
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in the
                                                        United States                         16,474,417    14,299,112      27.4
====================================================================================================================================
                                                        Total Investments in North America    16,794,326    14,859,068      28.5
====================================================================================================================================
PACIFIC
BASIN
====================================================================================================================================
Australia        Media & Related              300,000   John Fairfax Holdings Limited            526,772       504,214       1.0
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Australia           526,772       504,214       1.0
====================================================================================================================================
Japan            Beverages                     61,400   Sanyo Coca-Cola Bottling Co., Ltd.       841,651       554,860       1.1
                 -------------------------------------------------------------------------------------------------------------------
                 Entertainment &               37,000   Roland Corporation                       866,880       807,362       1.5
                 Recreation
                 -------------------------------------------------------------------------------------------------------------------
                 Machinery                     11,000   Union Tool Co.                           418,501       427,522       0.8
                 -------------------------------------------------------------------------------------------------------------------
                 Real Estate                      680   TOC Company Ltd.                           6,748         5,221       0.0
                 -------------------------------------------------------------------------------------------------------------------
                 Restaurants                   25,000   Mos Food Services, Inc.                  702,725       303,064       0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Japan             2,836,505     2,098,029       4.0
====================================================================================================================================
Philippines      Financial Services            15,428   Far East Bank & Trust Company             24,243        12,236       0.0
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in the Philippines      24,243        12,236       0.0
====================================================================================================================================
South Korea      Telecommunications            60,000   SK Telecommunications Co., Ltd.
                                                        (ADR) (a)                                446,100       423,750       0.8
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in South Korea         446,100       423,750       0.8
====================================================================================================================================
                                                        Total Investments in the Pacific
                                                        Basin                                  3,833,620     3,038,229       5.8
====================================================================================================================================

SHORT-TERM                                      Face
SECURITIES                                     Amount                    Issue
====================================================================================================================================
                 Commercial Paper*      US$ 2,000,000   Concord Minutemen Capital Corp.,
                                                        5.55% due 10/09/1998                   1,997,533     1,997,533       3.8
                                            1,882,000   General Motors Acceptance Corp.,
                                                        5.88% due 10/01/1998                   1,882,000     1,882,000       3.6
                                            1,500,000   Lexington Parker Inc.,
                                                        5.56% due 10/07/1998                   1,498,610     1,498,610       2.9
                                            2,000,000   Park Avenue Receivables Corp.,
                                                        5.55% due 10/14/1998                   1,995,992     1,995,992       3.8
                                            1,500,000   Variable Funding Capital Corp.,
                                                        5.52% due 10/02/1998                   1,499,770     1,499,770       2.9
                                                                                             -----------   -----------     -----
                                                                                               8,873,905     8,873,905      17.0
                 -------------------------------------------------------------------------------------------------------------------


                                     8 & 9

                    Merrill Lynch Global SmallCap Fund, Inc., September 30, 1998

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

SHORT-TERM SECURITIES                           Face                                                                      Percent of
(concluded)                                    Amount                    Issue                   Cost         Value       Net Assets
====================================================================================================================================
                 US Government &       US$ 6,000,000   Federal Home Loan Mortgage
                 Agency Obligations*                   Corporation, 5.20% due 10/07/1998     $ 5,994,800   $ 5,994,800      11.5%
                                                       US Treasury Bills (b):
                                             100,000      4.93% due 10/08/1998                    99,904        99,972       0.2
                                             400,000      4.995% due 10/15/1998                  399,223       399,456       0.8
                                             600,000      4.75% due 12/24/1998                   593,350       594,120       1.2
                                                                                             -----------   -----------     -----
                                                                                               7,087,277     7,088,348      13.7
                 -------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Short-Term
                                                       Securities                             15,961,182    15,962,253      30.7
====================================================================================================================================
                 Total Investments                                                           $55,547,225    51,191,727      98.3
                                                                                             ===========
                 Variation Margin on Financial Futures Contracts**                                            (166,128)     (0.3)

                 Unrealized Appreciation on Forward Foreign Exchange Contracts***                               55,847       0.1

                 Other Assets Less Liabilities                                                                 971,856       1.9
                                                                                                            ----------     -----
                 Net Assets                                                                                $52,053,302     100.0%
                                                                                                           ===========     =====
====================================================================================================================================
                 Net Asset Value:    Class A--Based on net assets of $3,295,472 and
                                     437,280 shares outstanding                                            $      7.54
                                                                                                           ===========
                                     Class B--Based on net assets of $38,442,754 and
                                     5,208,862 shares outstanding                                          $      7.38
                                                                                                           ===========
                                     Class C--Based on net assets of $3,269,210 and
                                     444,098 shares outstanding                                            $      7.36
                                                                                                           ===========
                                     Class D--Based on net assets of $7,045,866 and
                                     939,466 shares outstanding                                            $      7.50
                                                                                                           ===========
====================================================================================================================================

* Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis. The interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
** Financial futures contracts purchased as of September 30, 1998 were as follows:
*** Forward foreign exchange contracts as of September 30, 1998 were as follows:

---------------------------------------------------------------------
Number of                                  Expiration
Contracts       Issue          Exchange       Date            Value
---------------------------------------------------------------------
   18       Standard &
            Poor's 500 Index      CME     December 1998    $4,617,000
---------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$4,664,250)                         $4,617,000
                                                           ==========
---------------------------------------------------------------------
Financial futures contracts sold as of September 30, 1998 were as follows:
---------------------------------------------------------------------
Number of                                  Expiration
Contracts       Issue          Exchange       Date            Value
---------------------------------------------------------------------
    3       FTSE 100            LIFFE     December 1998    $  262,055
---------------------------------------------------------------------
Total Financial Futures Contracts Sold
(Total Contract Price--$263,736)                           $  262,055
                                                           ==========
---------------------------------------------------------------------

---------------------------------------------------------------------
Foreign Currency                           Expiration      Unrealized
Sold                                          Date       Appreciation
---------------------------------------------------------------------
(Y)  263,948,000                          October 1998      $55,847
---------------------------------------------------------------------
Total Unrealized Appreciation on Forward
Foreign Exchange Contracts--Net
(US$ Commitment--$2,000,000)                                $55,847
                                                            =======
---------------------------------------------------------------------
(a) American Depositary Receipts (ADR).
(b) Security held as collateral in connection with open financial futures contracts.

EQUITY PORTFOLIO CHANGES

For the Quarter Ended September 30, 1998

Additions

  ADVO, Inc.
* AO Tatneft (ADR)
* Aaron Rents, Inc.
* Actuate Software Corp.
* Adams Golf Inc.
  Bank United Corp. (Class A)
  Bodycote International PLC
* Broadcast.Com Inc.
* Carrier Access Corp.
* Chattem, Inc.
* Checkfree Holdings Corporation
* Clarify, Inc.
  Commercial Federal Corp.
* Entrust Technologies
* Equant NV (NY Registered Shares)
  Fresenius AG (Preferred)
  GFI Informatique
* GN Store Nord A/S
  Gentex Corporation
* Geocities
  Giga Information Group, Inc.
  Golden State Bancorp Inc.
  GreenPoint Financial Corp.
* Horizon Organic Holdings Corporation
  IDG Books Worldwide, Inc. (Class A)
* Idex Corp.
  Independence Community Bank Corp.
  Invacare Corp.
  Iron Mountain Inc.
  John Fairfax Holdings Limited
  LVL Medical S.A.
  PSS World Medical, Inc.
  Priority Healthcare Corporation (Class B)
* Republic Services Group Inc. (Class A)
  Rhoen Klinikum AG
  SK Telecommunications Co., Ltd. (ADR)
  Sunrise Assisted Living, Inc.
* Telebanc Financial Corp.
  Trigon Healthcare, Inc.
  Visio Corp.
  WS Atkins PLC
  Wegener Arcade NV

Deletions

  ACX Technologies, Inc.
  AGCO Corporation
* AO Tatneft (ADR)
  APAC TeleServices, Inc.
  AXA Colonia Konzern AG
* Aaron Rents, Inc.
* Actuate Software Corp.
* Adams Golf Inc.
  Air Express International Corporation
  Allen Telecom Inc.
  Anixter International Inc.
  Applied Digital Access, Inc.
  Applied Industrial Technologies, Inc.
  Atkins Carlyle Ltd.
  BISYS Group, Inc. (The)
  Benton Oil & Gas Company
  Boole & Babbage, Inc.
* Broadcast.Com Inc.
  Broderbund Software, Inc.
  CHS Electronics, Inc.
  C.P. Clare Corp.
  Caribiner International, Inc.
* Carrier Access Corp.
  Castle (A.M.) & Company
* Chattem, Inc.
* Checkfree Holdings Corporation
  Circle International Group, Inc.
  Citation Corporation
  Civic Bancorp
* Clarify, Inc.
  Commonwealth Industries, Inc.
  Contextvision AB
  DII Group, Inc.
  DSP Communications, Inc.
  Doncasters PLC (ADR)
  Danka Business Systems PLC (ADR)
  ESCO Electronics Corporation
* Entrust Technologies
  Envirosource, Inc.
* Equant NV (NY Registered Shares)
  Foamex International Inc.
* GN Store Nord A/S
  General Cable Corporation
  Genome Therapeutics Corporation
* Geocities
  Hadco Corporation
  Harbinger Corporation
  Harmonic Lightwaves, Inc.
* Horizon Organic Holdings Corporation
  Ichinen Co., Ltd.
* Idex Corp.
  Inspec Group PLC
  Kinnevik AB (B Shares)
  Lane Walker Rudkin Industries, Ltd.
  Magainin Pharmaceuticals, Inc.
  MedPartners, Inc.
  Mentor Graphics Corporation
  Meritor Automotive, Inc.
  Micro Warehouse, Inc.
  Midway Games Inc.
  Miller Industries, Inc.
  Moebel Walther AG
  NABI, Inc.
  NeoRx Corp.
  Network Equipment Technologies, Inc.
  Neurogen Corporation
  Newpark Resources, Inc.
  Norton McNaughton, Inc.
  Novamerican Steel Inc.
  Oakwood Homes Corporation
  Oerlikon-Buehrle Holdings AG
  PXRE Corp.
  Paxson Communications Corp.
  Pharmacopeia, Inc.
  Primark Corporation
* Republic Services Group Inc. (Class A)
  Read-Rite Corporation
  Ryland Group, Inc.
  Shiloh Industries, Inc.
  Sierra Health Services, Inc.
  Software Spectrum, Inc.
  Stewart & Stevenson Services, Inc.
  Storage Technology Corporation
  Structural Dynamics Research Corp.
  Sybase, Inc.
  TEGE S.A.
* Telebanc Financial Corp.
  Toll Brothers, Inc.
  TriQuint Semiconductor, Inc.
  Unique International NV
  Vimpel-Communications (ADR)
  Volker Wessels Stevin NV
  WMS Industries, Inc.
  Walbro Corp.
  Wolverine Tube, Inc.
  Zemex Corporation

* Added and deleted in the same quarter.


                                    10 & 11

Officers and Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Kenneth Chiang, Senior Vice President
  and Senior Portfolio Manager
Norman R. Harvey, Senior Vice President
Hubertus Aarts, Vice President
Donald C. Burke, Vice President
James E. Russell, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global SmallCap
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #18177--9/98

[RECYCLE LOGO] Printed on post-consumer recycled paper